UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Development Director
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:


/s/ Christine M. Smyth    Milwaukee, WI       November 11, 2002
----------------------   -----------------    -----------------
     (Signature)            (City/State)           (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          57

Form 13F Information Table Value Total:  $  159,830 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None

Marietta Investment Partners
FORM 13F
Managed Portfolios
30-Sep-02
                                                                                       Voting Authority
                                                                                      ------------------
                                Title
                                  of              Value  Shares/ Sh/ Put/ Invtmt Otr
        Name of Issuer          class   CUSIP   (x$1000) Prn Amt Prn Call Dscrtn Mgrs  Sole   Shrd None
------------------------------  -----  -------  -------- ------- --- ---  -----  ---  ------- ---   ----
ABBOTT LABS                     COM    002824100     1,729  42,800 SH       Sole         42,800
AIR PRODS & CHEMS INC.          COM    009158106     1,510  35,955 SH       Sole         35,955
AMERICAN INTL GROUP             COM    026874107     9,102 166,399 SH       Sole        166,399
AMGEN INC.                      COM    031162100     4,622 110,851 SH       Sole        110,851
ANADARKO PETE CORP.             COM    032511107     1,070  24,031 SH       Sole         24,031
ANHEUSER BUSCH COS INC.         COM    035229103       642  12,685 SH       Sole         12,685
APACHE CORP.                    COM    037411105     1,487  25,015 SH       Sole         25,015
AUTOMATIC DATA PROCESS          COM    053015103     4,602 132,355 SH       Sole        132,355
BERKSHIRE HATHAWAY INC. CL A    COM    084670108     1,404      19 SH       Sole             19
BP PLC                          COM    055622104       296   7,411 SH       Sole          7,411
BRIGGS & STRATTON CORP.         COM    109043109       273   7,260 SH       Sole          7,260
BRISTOL MYERS SQUIBB            COM    110122108       339  14,250 SH       Sole         14,250
CARDINAL HEALTH INC.            COM    14149Y108     1,279  20,570 SH       Sole         20,570
CHEVRONTEXACO CORP.             COM    166764100       260   3,760 SH       Sole          3,760
CITIGROUP INC.                  COM    172967101     2,129  71,818 SH       Sole         71,818
COCA COLA CO.                   COM    191216100       973  20,281 SH       Sole         20,281
EMERSON ELEC CO.                COM    291011104     3,476  79,109 SH       Sole         79,109
EXPRESS SCRIPTS INC. CL A       COM    302182100       253   4,643 SH       Sole          4,643
EXXON MOBIL CORP.               COM    30231G102     1,881  58,971 SH       Sole         58,971
FASTENAL CO.                    COM    311900104       562  17,800 SH       Sole         17,800
FEDERAL NATL MTG ASSN.          COM    313586109     1,218  20,462 SH       Sole         20,462
FIFTH THIRD BANCORP             COM    316773100     3,406  55,631 SH       Sole         55,631
FISERV INC.                     COM    337738108     7,193 256,170 SH       Sole        256,170
GALLAGHER ARTHUR J &CO.         COM    363576109     1,698  68,892 SH       Sole         68,892
GENERAL ELEC CO.                COM    369604103     8,619 349,667 SH       Sole        349,667
HOME DEPOT INC.                 COM    437076102     1,446  55,420 SH       Sole         55,420
ILLINOIS TOOL WKS INC.          COM    452308109       621  10,650 SH       Sole         10,650
INTEL CORP.                     COM    458140100     2,672 192,377 SH       Sole        192,377
INTERNATIONAL BUS MACH          COM    459200101     2,154  36,945 SH       Sole         36,945
JOHNSON & JOHNSON               COM    478160104     6,713 124,130 SH       Sole        124,130
KIMBERLY CLARK CORP.            COM    494368103     5,186  91,566 SH       Sole         91,566
KOHLS CORP.                     COM    500255104     6,110 100,482 SH       Sole        100,482
LOWES COS INC.                  COM    548661107     2,988  72,181 SH       Sole         72,181
MARSHALL & ILSLEY CORP.         COM    571834100       926  33,208 SH       Sole         33,208
MBNA CORP.                      COM    55262L100     3,664 199,321 SH       Sole        199,321
MEDTRONIC INC.                  COM    585055106    10,895 258,674 SH       Sole        258,674
MERCK & CO INC.                 COM    589331107     2,301  50,329 SH       Sole         50,329
MICROSOFT CORP.                 COM    594918104     6,140 140,382 SH       Sole        140,382
MOLEX INC. CL A                 COM    608554200     4,791 228,160 SH       Sole        228,160
OMNICOM GROUP INC.              COM    681919106     2,057  36,950 SH       Sole         36,950
PAYCHEX INC.                    COM    704326107     1,632  67,247 SH       Sole         67,247
PENFORD CORP.                   COM    707051108       625  46,300 SH       Sole         46,300
PENWEST PHARMACEUTICAL          COM    709754105       210  25,259 SH       Sole         25,259
PFIZER INC.                     COM    717081103     5,544 191,050 SH       Sole        191,050
PROCTER & GAMBLE CO.            COM    742718109     3,461  38,721 SH       Sole         38,721
ROYAL DUTCH PETE CO. NY REG GLD COM    780257804     1,439  35,820 SH       Sole         35,820
RPM INC. OHIO                   COM    749685103        63   4,500 SH       Sole          4,500
SARA LEE CORP.                  COM    803111103       239  13,074 SH       Sole         13,074
STATE STR CORP.                 COM    857477103     6,653 172,192 SH       Sole        172,192
TARGET CORP.                    COM    87612E106       523  17,700 SH       Sole         17,700
TEXAS INSTRS INC.               COM    882508104     2,164 146,535 SH       Sole        146,535
TRI CONTL CORP                  COM    895436103       366  27,831 SH       Sole         27,831
US BANCORP DEL COM NEW          COM    902973304     1,191  64,103 SH       Sole         64,103
VERIZON COMMUNICATIONS          COM    92343V104     2,842 103,563 SH       Sole        103,563
WAL MART STORES INC.            COM    931142103     4,103  83,327 SH       Sole         83,327
WALGREEN CO.                    COM    931422109     4,276 139,010 SH       Sole        139,010
WELLS FARGO & CO. NEW           COM    949746101     5,812 120,677 SH       Sole        120,677
REPORT SUMMARY                   57                159,830